Statement of financial position - ZAR (R) R in Millions		Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Assets
Property, plant and equipment		R 208,245	R 204,470	R 282,349
Assets under construction		26,648	27,802	83,474
Right of use assets		14,356	13,816	16,475
Goodwill and other intangible assets		2,374	2,800	3,299
Equity accounted investments		10,303	11,812	10,276
Post-retirement benefit assets		599	467	1,151
Deferred tax assets		26,626	31,665	9,686
Other long-term assets		6,583	8,361	7,181
Non-current assets		295,734	301,193	413,891
Inventories		26,565	27,801	30,475
Trade and other receivables		29,576	30,516	25,724
Short-term financial assets		1,188	645	2,279
Cash and cash equivalents	[1]	27,758	34,739	12,674
Current assets		85,087	93,701	71,152
Assets in disposal groups held for sale	[2]	16,695	84,268	1,302
Total assets		397,516	479,162	486,345
Equity and liabilities
Shareholders' equity		155,553	154,307	222,645
Non-controlling interests		5,490	4,941	6,001
Total equity		161,043	159,248	228,646
Long-term debt	[3]	108,391	147,511	121,287
Lease liabilities		14,917	15,825	15,939
Long-term provisions	[4]	18,104	21,857	17,974
Post-retirement benefit obligations		14,465	14,691	12,850
Long-term deferred income		342	842	560
Long-term financial liabilities		2,980	5,620	2,142
Deferred tax liabilities		19,486	20,450	28,791
Non-current liabilities		178,685	226,796	199,543
Short-term debt	[3]	19,554	43,468	18,380
Short-term financial liabilities		1,113	4,271	1,348
Other current liabilities		32,394	39,203	38,013
Bank overdraft		150	645	4
Current liabilities		53,211	87,587	57,745
Liabilities in disposal groups held for sale	[2]	4,577	5,531	411
Total equity and liabilities		R 397,516	R 479,162	R 486,345

[1]	Cash and cash equivalents decreased mainly as a result of the settlement of our ZAR banking facilities that were drawn down at 30 June 2020 (R4 billion).
[2]	The decrease compared to 30 June 2020 relates mainly to the disposal of 50% interest in the US LCCP Base Chemicals business that was classified as a disposal group held for sale at 30 June 2020. Refer to page 12 for disposal groups held for sale.
[3]	The decrease mainly relates to proceeds from our asset divestments utilised to repay the US Dollar syndicated loan, a portion of the Revolving Credit Facility as well as settlement of our outstanding ZAR banking facilities. This movement is included within the Group Functions segment. The stronger closing rand/US dollar exchange rate also reduced debt by approximately R23 billion.
[4]	The decrease in long-term provisions relates to the change in discount rates applied and the effect of the stronger closing rand/US dollar exchange rate.